SEGMENT INFORMATION AND DISAGGREGATION OF REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information And Disaggregation Of Revenues
SCHEDULE OF SIGNIFICANT SEGMENT EXPENSES

The following table summarizes the significant segment expenses:

	Three Months Ended March 31,
	2025	2024
Advertising	$157,872	$158,069
Payroll and Benefits	3,896,602	3,322,550
Occupancy	1,823,446	1,420,209
Depreciation and Amortization	429,910	363,141
Bank Service Charges and Merchant Account Fees	400,269	300,539
Other selling, general and administrative expenses	461,918	396,407
Total significant reporting segment expenses	$7,170,017	$5,960,915

	For the Years Ended December 31,
	2024	2023
Advertising	$581,357	$564,405
Payroll and Benefits	13,963,361	12,645,985
Occupancy	6,573,925	5,280,405
Depreciation and Amortization	1,576,457	1,431,816
Bank Service Charges and Merchant Account Fees	1,331,637	927,863
Other selling, general and administrative expenses	1,680,001	1,368,736
Goodwill impairment	-	6,104,000
Total significant reporting segment expenses	$25,706,738	$28,323,210

SCHEDULE OF RECONCILIATIONS OF REPORTABLE SEGMENT

The following table summarizes the reconciliations of reportable segment profit or loss and assets to the Company’s consolidated totals:

	Three Months Ended March 31,
	2025	2024
Segment net operating income (loss)	$681,893	$93,460
Unallocated amount	(1,091,568)	(695,206)
Consolidated loss from operation	$(409,675)	$(601,746)

	March 31, 2025	December 31, 2024
Total reporting segment assets	$31,878,125	$30,698,054
Unallocated amount	2,207,084	3,414,463
Consolidated total assets	$34,085,209	$34,112,517

The following table summarizes the reconciliations of reportable segment profit or loss and assets to the Company’s consolidated totals:

	For the Years Ended December 31,
	2024	2023
Segment net operating income (loss)	$1,358,571	$(7,974,985)
Unallocated amount	(3,136,049)	(2,549,084)
Consolidated loss from operation	$(1,777,478)	$(10,524,069)

	For the Years Ended December 31,
	2024	2023
Total reporting segment assets	$30,698,054	$28,432,560
Unallocated amount	3,414,463	-
Consolidated total assets	$34,112,517	$28,432,560

SCHEDULE DISAGGREGATED REVENUES
	March 31, 2025	March 31, 2024
Retail Grocery	$18,452,867	$13,478,803
Food service/restaurant	1,786,799	2,414,995
Online/eCommerce	19,940	560
Total revenue	$20,259,606	$15,894,358

	December 31, 2024	December 31, 2023
Retail Grocery	$60,690,718	$47,243,163
Food service/restaurant	8,679,160	8,440,245
Online/eCommerce	925	6,385
Total revenue	$69,370,803	$55,689,793